                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

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       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2010

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FUND OBJECTIVE

HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities; the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

   Portfolio of Investments                                                   19

   Notes to Portfolio of Investments                                          38

   Financial Statements                                                       42

   Notes to Financial Statements                                              45

EXPENSE EXAMPLE                                                               59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA SHORT-TERM BOND FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                              [PHOTO OF JULIANNE BASS]

MATTHEW FREUND, CFA                                    JULIANNE BASS, CFA
USAA Investment                                        USAA Investment
Management Company                                     Management Company

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o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND SHARES) PERFORM?

  The Fund Shares provided a total return of 4.83% for the six months ended
  January 31, 2010, putting your Fund in the top 29% of its peer group (the
  Lipper Short Investment Grade Debt Funds Average returned 4.02%). This compares to returns of 2.08% for the Barclays Capital 1-3 Year
  Government/Credit Index and 4.67% for the Lipper Short Investment Grade Bond
  Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 4.45%, compared to 2.97% for the average Lipper Short Investment
  Grade Debt Fund.

o WHAT WERE THE RELEVANT MARKET CONDITIONS?

  The fixed-income market recorded significant gains during the reporting period as investors continued to take on more risk, shifting out of low-yielding U.S.
  Treasuries and money market funds into higher yielding assets. Over the six months, almost every sector of the bond market outperformed U.S. Treasuries.
  Prices of corporate bonds, especially financials, mortgage-backed securities and asset-backed securities climbed back to levels not seen since the beginning of the financial crisis in September 2008.

  Refer to pages 13 and 14 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA SHORT-TERM BOND FUND
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                          o HISTORICAL YIELD CURVE o

                        [CHART OF HISTORICAL YIELD CURVE]

                      7/31/2009              1/29/2010             CHANGE
3 month                  0.18                   0.07                -0.11
6 month                  0.25                   0.14                -0.11
 1 year                  0.47                   0.27                -0.19
 2 year                  1.11                   0.81                -0.30
 3 year                  1.59                   1.35                -0.24
 5 year                  2.51                   2.32                -0.19
10 year                  3.48                   3.58                 0.10
30 year                  4.30                   4.49                 0.19

                                   [END CHART]

       Source: Bloomberg L.P.

  Past performance is no guarantee of future results and is not an indication of performance of any USAA product.

  The Federal Reserve (the Fed) held overnight interest rates in a range of
  0% to 0.25%, pledging to keep them low for an "extended period" to stimulate the economy and help lower unemployment. The Fed also continued its multiple support programs, which had been created to enhance liquidity in the credit markets and to support consumer lending.

  As government actions pulled short-term rates to extraordinarily low levels, the yield curve steepened. Yields on short-term maturities -- those of one year or less -- were between 0% and

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  0.50%. The difference in yields between two- and 10-year U.S. Treasuries reached a record level during the period of 2.94%.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  As always, we focused on sectors of the fixed-income market that typically offer a yield advantage over U.S. Treasury securities with reasonable margins of safety. This strategy enhanced your Fund's yield during the reporting period, giving it a yield advantage of over its peers.

  During the turmoil in 2009, we took advantage of indiscriminate selling and short-term volatility to add AAA-rated short-term securities to the portfolio at attractive prices. Many of these holdings added to the Fund's returns during the period as investors sold Treasuries in favor of higher-yielding securities. To identify these opportunities, we relied on our skilled team of credit analysts who also continued to analyze and monitor every bond in your
  Fund.

  To control your Fund's exposure to potential surprises, we continued to limit the positions we took in any one issuer. We remain committed to long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers.

o WHAT IS THE OUTLOOK?

  Although economic conditions have improved, we believe the recovery will be slow and gradual as Americans continue to rebuild their personal balance sheets. The unemployment rate is likely to remain elevated for some time, further constraining consumer spending. Continued joblessness, combined with excess economic capacity, should keep inflation contained despite higher commodities prices. For all these reasons, we do not think an interest rate increase by the Fed is imminent. We do expect the government to begin unwinding its stimulus programs during 2010. The timing will be crucial. If the

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6  | USAA SHORT-TERM BOND FUND
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  unwinding occurs too soon, it could choke off the recovery. If it is delayed, inflation could surge.

  The bond market provided remarkable returns during the reporting period, and investors who stayed the course were well rewarded. However, no one should expect results of the same magnitude in the months ahead. We believe fixed income has returned to its traditional role as an income-accumulation investment. Going forward, shareholders should expect the majority of their return to come from the income provided by the Fund. They would be well advised to match their investments with their risk tolerance and time horizon.

  As always, your portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

  As interest rates rise, existing bond prices fall. o Diversification does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA SHORT-TERM BOND FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                        out of 383 short-term bond funds
                     for the period ended January 31, 2010:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                    * * * *
                                out of 383 funds

                                     5-YEAR
                                   * * * * *
                                out of 314 funds

                                    10-YEAR
                                     * * *
                                   out of 169

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA SHORT-TERM BOND FUND
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                            LIPPER LEADERS (OVERALL)

                             [5]                [5]

                         TOTAL RETURN       PRESERVATION

The Short-Term Bond Fund Shares are listed as a Lipper Leader for Total Return among 224 funds within the Lipper Short Investment Grade Debt Funds category for the period ending January 31, 2010, and received a Lipper Leader rating among
224 and 173 funds for the three- and five-year periods, respectively. The Fund
Shares also received a Lipper Leader for Preservation among 4,135 fixed-income funds for the overall period ended January 31, 2010, and received a Lipper
Leader rating for Preservation among 4,135, 3,611, and 2,419 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for
Total Return reflect funds' historical total return performance relative to peers as of January 31, 2010. Lipper ratings for Preservation reflect funds'
expense minimization relative to peers with similar load structures as of
January 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (Symbol: USSBX)

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                                        1/31/10                     7/31/09
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Net Assets                         $1,327.8 Million             $902.5 Million
Net Asset Value Per Share                $9.13                       $8.89
Dollar-Weighted Average
Portfolio Maturity(+)                  2.2 Years                    2.4 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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SIX-MONTH TOTAL RETURN            30-DAY SEC YIELD**           EXPENSE RATIO***
--------------------------------------------------------------------------------
 7/31/09 to 1/31/10*                 As of 1/31/10                   0.72%
        4.83%                            3.20%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009,
AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA SHORT-TERM BOND FUND
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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2010

--------------------------------------------------------------------------------
                TOTAL RETURN    =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years            4.23%       =         4.79%          +        (0.56)%
5 Years             4.95%       =         4.53%          +         0.42%
1 Year             14.35%       =         5.14%          +         9.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED
JANUARY 31, 2001 -- JANUARY 31, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                   TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
1/31/2001              8.17%             7.03%                 1.14%
1/31/2002              3.63%             6.29%                -2.66%
1/31/2003              0.09%             5.03%                -4.94%
1/31/2004              4.27%             3.72%                 0.55%
1/31/2005              1.55%             3.20%                -1.65%
1/31/2006              2.54%             3.77%                -1.23%
1/31/2007              4.68%             4.45%                 0.23%
1/31/2008              6.28%             4.81%                 1.47%
1/31/2009             -2.39%             4.51%                -6.90%
1/31/2010             14.35%             5.14%                 9.21%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN
  OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
  RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL       USAA SHORT-TERM     LIPPER SHORT INVESTMENT
               1-3 YR GOVERNMENT/CREDIT      BOND FUND            GRADE BOND FUNDS
                        INDEX                  SHARES                  INDEX

 1/31/2000           $10,000.00             $10,000.00              $10,000.00
 2/29/2000            10,069.29              10,085.77               10,064.66
 3/31/2000            10,126.30              10,151.67               10,116.57
 4/30/2000            10,145.78              10,173.50               10,119.03
 5/31/2000            10,182.47              10,161.31               10,154.87
 6/30/2000            10,294.80              10,314.29               10,267.55
 7/31/2000            10,365.22              10,383.63               10,330.75
 8/31/2000            10,447.35              10,346.23               10,405.84
 9/30/2000            10,533.43              10,445.67               10,494.23
10/31/2000            10,580.57              10,432.26               10,525.38
11/30/2000            10,679.07              10,533.69               10,620.86
12/31/2000            10,807.91              10,654.57               10,733.77
 1/31/2001            10,961.02              10,816.94               10,886.63
 2/28/2001            11,039.06              10,898.89               10,962.53
 3/31/2001            11,128.67              11,001.71               11,041.61
 4/30/2001            11,163.95              11,052.91               11,068.04
 5/31/2001            11,232.68              11,124.12               11,136.46
 6/30/2001            11,275.72              11,184.31               11,182.50
 7/31/2001            11,417.55              11,381.48               11,320.02
 8/31/2001            11,495.02              11,453.09               11,393.37
 9/30/2001            11,666.06              11,553.63               11,501.95
10/31/2001            11,782.62              11,557.40               11,589.01
11/30/2001            11,750.87              11,260.91               11,531.76
12/31/2001            11,756.66              11,194.63               11,520.25
 1/31/2002            11,790.24              11,209.42               11,553.64
 2/28/2002            11,841.47              11,164.49               11,587.72
 3/31/2002            11,764.42              11,196.46               11,535.25
 4/30/2002            11,895.80              11,223.07               11,626.99
 5/31/2002            11,958.32              11,261.78               11,691.91
 6/30/2002            12,053.99              11,163.07               11,705.05
 7/31/2002            12,173.95              10,893.00               11,740.15
 8/31/2002            12,239.71              11,042.56               11,813.71
 9/30/2002            12,345.69              11,141.77               11,890.56
10/31/2002            12,361.35              11,020.75               11,897.84
11/30/2002            12,360.79              11,009.47               11,902.75
12/31/2002            12,494.85              11,181.03               12,021.38
 1/31/2003            12,510.23              11,219.37               12,040.28
 2/28/2003            12,579.38              11,293.42               12,112.74
 3/31/2003            12,606.05              11,315.80               12,131.26
 4/30/2003            12,654.74              11,417.05               12,183.65
 5/31/2003            12,726.43              11,557.92               12,253.34
 6/30/2003            12,754.37              11,580.92               12,275.94
 7/31/2003            12,671.39              11,453.25               12,167.75
 8/31/2003            12,676.61              11,462.30               12,179.24
 9/30/2003            12,816.46              11,621.15               12,306.10
10/31/2003            12,764.53              11,593.15               12,274.94
11/30/2003            12,765.52              11,598.41               12,277.57
12/31/2003            12,846.52              11,656.41               12,339.56
 1/31/2004            12,881.52              11,698.38               12,379.42
 2/29/2004            12,953.77              11,767.17               12,436.46
 3/31/2004            12,999.64              11,810.83               12,478.74
 4/30/2004            12,866.28              11,702.28               12,367.25
 5/31/2004            12,848.36              11,691.85               12,343.03
 6/30/2004            12,852.17              11,695.63               12,351.67
 7/31/2004            12,906.64              11,741.91               12,401.65
 8/31/2004            13,007.68              11,811.06               12,489.89
 9/30/2004            13,000.48              11,831.73               12,493.17
10/31/2004            13,045.64              11,861.49               12,534.44
11/30/2004            12,982.14              11,839.80               12,499.52
12/31/2004            13,013.61              11,875.93               12,537.86
 1/31/2005            13,011.49              11,879.38               12,539.66
 2/28/2005            12,987.08              11,873.97               12,527.68
 3/31/2005            12,977.06              11,880.35               12,510.47
 4/30/2005            13,052.56              11,932.67               12,575.84
 5/31/2005            13,108.86              11,978.96               12,625.71
 6/30/2005            13,138.21              12,002.39               12,663.03
 7/31/2005            13,103.08              11,998.49               12,634.08
 8/31/2005            13,188.17              12,060.83               12,711.37
 9/30/2005            13,155.15              12,072.86               12,684.94
10/31/2005            13,149.79              12,081.61               12,675.41
11/30/2005            13,192.69              12,107.96               12,712.49
12/31/2005            13,244.34              12,148.32               12,758.42
 1/31/2006            13,269.88              12,181.17               12,791.96
 2/28/2006            13,285.54              12,207.78               12,819.79
 3/31/2006            13,301.63              12,226.50               12,829.83
 4/30/2006            13,346.51              12,268.42               12,870.20
 5/31/2006            13,364.99              12,284.84               12,890.31
 6/30/2006            13,391.10              12,318.15               12,910.23
 7/31/2006            13,494.54              12,416.17               13,007.07
 8/31/2006            13,595.30              12,503.22               13,101.76
 9/30/2006            13,667.98              12,579.58               13,173.09
10/31/2006            13,725.55              12,637.64               13,232.37
11/30/2006            13,800.77              12,729.34               13,310.43
12/31/2006            13,807.40              12,720.08               13,319.59
 1/31/2007            13,839.30              12,751.22               13,353.76
 2/28/2007            13,951.77              12,884.05               13,463.57
 3/31/2007            14,006.10              12,917.55               13,511.96
 4/30/2007            14,057.61              12,966.30               13,564.62
 5/31/2007            14,046.74              12,942.81               13,546.67
 6/30/2007            14,105.87              12,980.45               13,583.13
 7/31/2007            14,216.09              13,044.78               13,664.57
 8/31/2007            14,331.94              13,115.38               13,681.30
 9/30/2007            14,437.92              13,206.11               13,796.64
10/31/2007            14,503.26              13,258.15               13,828.16
11/30/2007            14,708.31              13,419.46               13,954.48
12/31/2007            14,751.07              13,454.29               13,958.60
 1/31/2008            15,007.91              13,552.12               14,130.82
 2/29/2008            15,141.97              13,546.57               14,155.76
 3/31/2008            15,153.26              13,530.57               13,979.91
 4/30/2008            15,066.47              13,521.07               13,979.21
 5/31/2008            15,029.07              13,589.39               13,969.75
 6/30/2008            15,056.59              13,593.46               13,942.81
 7/31/2008            15,099.78              13,600.34               13,854.29
 8/31/2008            15,170.19              13,624.44               13,902.60
 9/30/2008            15,080.02              13,491.47               13,596.96
10/31/2008            15,112.34              13,143.57               13,332.98
11/30/2008            15,293.25              13,081.95               13,119.66
12/31/2008            15,484.61              13,109.35               13,315.07
 1/31/2009            15,526.38              13,230.47               13,447.54
 2/28/2009            15,499.57              13,305.32               13,481.48
 3/31/2009            15,572.67              13,487.27               13,470.41
 4/30/2009            15,660.87              13,690.69               13,641.16
 5/31/2009            15,767.97              14,020.27               13,877.11
 6/30/2009            15,794.79              14,177.51               13,983.59
 7/31/2009            15,869.86              14,434.74               14,167.37
 8/31/2009            15,954.25              14,604.05               14,334.87
 9/30/2009            16,015.36              14,759.21               14,461.17
10/31/2009            16,066.44              14,872.89               14,621.88
11/30/2009            16,170.31              14,996.38               14,658.96
12/31/2009            16,076.88              14,951.17               14,681.17
 1/31/2010            16,200.50              15,127.14               14,829.54

                                   [END CHART]

               Data from 1/31/00 through 1/31/10.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

The graph on page 12 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o  The unmanaged, broad-based Barclays Capital 1-3 Year Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is
   made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o  The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment
   Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA SHORT-TERM          LIPPER SHORT INVESTMENT
                            BOND FUND                GRADE DEBT FUNDS
                              SHARES                     AVERAGE
      1/31/2001                6.66%                       5.92%
      1/31/2002                6.48                        5.17
      1/31/2003                5.23                        3.85
      1/31/2004                3.65                        2.81
      1/31/2005                3.23                        2.58
      1/31/2006                3.77                        3.22
      1/31/2007                4.35                        4.13
      1/31/2008                4.60                        4.44
      1/31/2009                4.92                        4.56
      1/31/2010                4.45                        2.97

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/01 to 1/31/10.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                          1/31/10                  7/31/09
--------------------------------------------------------------------------------
Net Assets                             $49.1 Million            $26.2 Million
Net Asset Value Per Share                  $9.13                    $8.89

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
   7/31/09 to 1/31/10**           1 Year              Since Inception 8/01/08
          4.94%                   14.66%                        7.61%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.39%

*The USAA Short-Term Bond Fund Institutional Shares (Institutional Shares)
commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA
Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA
INVESTMENT MANAGEMENT COMPANY (IMCO) HAS AGREED, THROUGH DECEMBER 1, 2010, TO
MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE
EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES
OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET
ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO
NOT EXCEED AN ANNUAL RATE OF 0.41% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY
NET ASSETS. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS
LOWER THAN 0.41%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE
RATIO. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING
THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE
CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE
RATIO MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER SHORT INVESTMENT     USAA SHORT-TERM BOND     BARCLAYS CAPITAL 1-3 YEAR
                 GRADE BOND FUNDS         FUND INSTITUTIONAL         GOVERNMENT/CREDIT
                      INDEX                     SHARES                      INDEX

 7/31/2008         $10,000.00                $10,000.00                  $10,000.00
 8/31/2008          10,028.22                 10,016.15                   10,046.64
 9/30/2008           9,691.59                  9,920.78                    9,986.92
10/31/2008           9,180.80                  9,667.70                   10,008.32
11/30/2008           9,276.55                  9,624.67                   10,128.13
12/31/2008           9,619.78                  9,647.65                   10,254.86
 1/31/2009           9,593.33                  9,739.52                   10,282.52
 2/28/2009           9,479.78                  9,797.00                   10,264.77
 3/31/2009           9,592.54                  9,933.58                   10,313.18
 4/30/2009           9,783.75                 10,085.90                   10,371.59
 5/31/2009          10,046.35                 10,331.34                   10,442.52
 6/30/2009          10,222.43                 10,449.65                   10,460.28
 7/31/2009          10,530.67                 10,642.83                   10,510.00
 8/31/2009          10,658.41                 10,769.72                   10,565.89
 9/30/2009          10,921.56                 10,886.42                   10,606.36
10/31/2009          11,010.12                 10,972.54                   10,640.19
11/30/2009          11,140.26                 11,065.83                   10,708.97
12/31/2009          11,036.39                 11,033.88                   10,647.10
 1/31/2010          11,217.83                 11,165.85                   10,728.97

                                   [END CHART]

             Data from 7/31/08 through 1/31/10.*

             See page 13 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and
the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is
August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

       AAA                                                             55%
       AA                                                               8%
       A                                                               15%
       BBB                                                             18%
       BELOW INVESTMENT-GRADE                                           1%
       SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS              3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors
Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service
Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment
Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 19-37.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o PORTFOLIO MIX -- 1/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

       CORPORATE OBLIGATIONS                                         30.5%
       ASSET-BACKED SECURITIES                                       22.7%
       COMMERCIAL MORTGAGE SECURITIES                                21.2%
       U.S. GOVERNMENT AGENCY ISSUES                                 13.6%
       MUNICIPAL BONDS                                                4.4%
       EURODOLLAR AND YANKEE OBLIGATIONS                              3.9%
       VARIABLE-RATE DEMAND NOTES                                     2.6%
       MONEY MARKET FUNDS                                             0.8%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            CORPORATE OBLIGATIONS (30.5%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
  $  1,000  AutoZone, Inc.                                              5.88%       10/15/2012     $    1,089
                                                                                                   ----------
            BROADCASTING (0.6%)
     5,157  Comcast Cable Communications, Inc.                          6.75         1/30/2011          5,442
     1,000  Cox Communications, Inc.                                    7.75        11/01/2010          1,046
     1,000  Time Warner Cable, Inc.                                     8.25         2/14/2014          1,189
                                                                                                   ----------
                                                                                                        7,677
                                                                                                   ----------
            HOME IMPROVEMENT RETAIL (0.1%)
     2,000  Home Depot, Inc.                                            5.20         3/01/2011          2,087
                                                                                                   ----------
            HOUSEWARES & SPECIALTIES (0.4%)
     5,000  Fortune Brands, Inc.                                        3.00         6/01/2012          4,999
                                                                                                   ----------
            SPECIALTY STORES (0.1%)
     2,000  Staples, Inc.                                               7.75         4/01/2011          2,147
                                                                                                   ----------
            Total Consumer Discretionary                                                               17,999
                                                                                                   ----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
     3,000  Cargill, Inc.(a)                                            5.20         1/22/2013          3,210
                                                                                                   ----------
            BREWERS (0.3%)
     2,000  Anheuser-Busch Companies, Inc.(a)                           3.00        10/15/2012          2,065
     2,000  Anheuser-Busch Companies, Inc.(a)                           7.20         1/15/2014          2,289
                                                                                                   ----------
                                                                                                        4,354
                                                                                                   ----------
            DRUG RETAIL (0.2%)
     2,000  Walgreen Co.                                                4.88         8/01/2013          2,175
                                                                                                   ----------
            FOOD RETAIL (0.1%)
     1,000  Kroger Co.                                                  8.05         2/01/2010          1,000
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.3%)
     2,000  ConAgra Foods, Inc.                                         5.88         4/15/2014          2,214
     1,000  Kraft Foods, Inc.                                           5.25        10/01/2013          1,076
     1,000  Kraft Foods, Inc.                                           6.75         2/19/2014          1,126
                                                                                                   ----------
                                                                                                        4,416
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            SOFT DRINKS (0.7%)
  $  1,000  Bottling Group, LLC                                         6.95%        3/15/2014     $    1,167
     2,000  Coca Cola Enterprises, Inc.                                 3.75         3/01/2012          2,103
     1,000  Coca Cola Enterprises, Inc.                                 7.38         3/03/2014          1,176
     3,000  Dr Pepper Snapple Group, Inc.                               1.70        12/21/2011          3,018
     2,000  PepsiAmericas, Inc.                                         4.38         2/15/2014          2,124
                                                                                                   ----------
                                                                                                        9,588
                                                                                                   ----------
            Total Consumer Staples                                                                     24,743
                                                                                                   ----------
            ENERGY (4.2%)
            -------------
            INTEGRATED OIL & GAS (1.1%)
     5,000  BP Capital Markets plc                                      1.55         8/11/2011          5,066
     4,000  Chevron Corp.                                               3.45         3/03/2012          4,183
     1,000  Hess Corp.                                                  7.00         2/15/2014          1,143
     1,425  Louisiana Land and Exploration Co.                          7.63         4/15/2013          1,614
     3,000  Marathon Oil Corp.                                          6.50         2/15/2014          3,380
                                                                                                   ----------
                                                                                                       15,386
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,000  Baker Hughes, Inc.                                          6.50        11/15/2013          1,151
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000  Devon Energy Corp.                                          5.63         1/15/2014          2,190
     2,000  Woodside Finance Ltd.                                       8.13         3/01/2014          2,319
     1,000  XTO Energy, Inc.                                            5.00         8/01/2010          1,022
     1,000  XTO Energy, Inc.                                            4.63         6/15/2013          1,072
                                                                                                   ----------
                                                                                                        6,603
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.2%)
     2,000  Valero Energy Corp.                                         6.88         4/15/2012          2,195
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.3%)
     1,000  DCP Midstream, LLC(a)                                       9.70        12/01/2013          1,193
     1,000  Duke Energy Field Services, LLC                             7.88         8/16/2010          1,037
     2,000  Enbridge Energy Partners, LP                                9.88         3/01/2019          2,608
     1,000  Energy Transfer Partners, LP                                6.00         7/01/2013          1,092
     1,000  Energy Transfer Partners, LP                                9.70         3/15/2019          1,274
     3,000  Enterprise Products Operating, LP                           4.60         8/01/2012          3,196
     1,105  Enterprise Products Operating, LP                           6.13         2/01/2013          1,199
     1,000  Enterprise Products Operating, LP                           5.90         4/15/2013          1,090
     2,060  Kern River Funding Corp.(a)                                 6.68         7/31/2016          2,213
     2,000  Kinder Morgan Energy Partners, LP                           6.75         3/15/2011          2,111
     2,000  NGPL PipeCo, LLC                                            6.51        12/15/2012          2,211
     2,000  Sunoco Logistics Partners Operations, LP                    8.75         2/15/2014          2,249
     2,000  Valero Logistics                                            6.88         7/15/2012          2,172

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  5,000  Williams Companies, Inc.(a)                                 6.38%       10/01/2010     $    5,134
     3,000  Williams Companies, Inc.                                    8.13         3/15/2012          3,450
                                                                                                   ----------
                                                                                                       32,229
                                                                                                   ----------
            Total Energy                                                                               57,564
                                                                                                   ----------
            FINANCIALS (9.8%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     2,000  State Street Corp.                                          2.15         4/30/2012          2,042
                                                                                                   ----------
            CONSUMER FINANCE (0.2%)
     2,000  American Express Credit Corp.                               5.88         5/02/2013          2,169
     1,000  American Honda Finance Corp.(a)                             6.70        10/01/2013          1,110
                                                                                                   ----------
                                                                                                        3,279
                                                                                                   ----------
            DIVERSIFIED BANKS (0.1%)
     1,000  First Tennessee Bank, N.A.                                  4.63         5/15/2013            943
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (2.2%)
     1,000  Blue Cross Blue Shield, Inc.                                8.25        11/15/2011          1,094
     2,000  Genworth Life Institutional Funding Trust(a)                5.88         5/03/2013          2,038
     2,000  Jackson National Life Global Funding(a)                     5.38         5/08/2013          2,154
     3,000  MetLife Global Funding I(a)                                 0.31(b)      5/17/2010          2,999
     3,000  MetLife Global Funding I(a)                                 0.65(b)      7/13/2011          3,000
     2,000  MetLife Global Funding I(a)                                 5.75         7/25/2011          2,108
     1,000  MetLife Global Funding I(a)                                 5.13         4/10/2013          1,078
     3,000  Pricoa Global Funding I(a)                                  5.45         6/11/2014          3,262
     1,500  Principal Life Global Funding I                             6.25         2/15/2012          1,584
     4,000  Principal Life Income Fundings Trust                        5.15         6/17/2011          4,175
     2,000  Principal Life Income Fundings Trust                        5.15         9/30/2011          2,098
     2,000  Principal Life Income Fundings Trust                        5.30        12/14/2012          2,139
     2,000  Prudential Financial, Inc.                                  5.15         1/15/2013          2,132
                                                                                                   ----------
                                                                                                       29,861
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.5%)
     3,000  Genworth Global Funding Trust                               5.20        10/08/2010          3,075
     4,000  Hartford Life Global Funding Trust                          0.35(b)      1/17/2012          3,897
                                                                                                   ----------
                                                                                                        6,972
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
     5,000  Citibank, N.A.                                              1.75        12/28/2012          5,020
     5,000  Citigroup Funding, Inc.                                     1.88        10/22/2012          5,043
    10,000  Citigroup, Inc.                                             2.13         4/30/2012         10,207
     2,000  Citigroup, Inc.                                             5.30        10/17/2012          2,108
     5,000  General Electric Capital Corp.                              2.25         3/12/2012          5,122
       584  ZFS Finance USA Trust IV(a)                                 5.88         5/09/2032            501
                                                                                                   ----------
                                                                                                       28,001
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            PROPERTY & CASUALTY INSURANCE (0.5%)
  $  2,000  Allstate Life Global Funding Trust                          5.38%        4/30/2013     $    2,172
     5,000  Berkshire Hathaway Finance Corp.(c)                         4.20        12/15/2010          5,168
                                                                                                   ----------
                                                                                                        7,340
                                                                                                   ----------
            REGIONAL BANKS (0.7%)
     2,000  BB&T Corp.                                                  3.38         9/25/2013          2,049
     2,000  Chittenden Corp.                                            5.80         2/14/2017          1,993
     2,000  Cullen/Frost Bankers, Inc.                                  5.75         2/15/2017          1,880
     2,000  National City Bank                                          4.50         3/15/2010          2,007
     2,000  Susquehanna Bancshares, Inc.                                2.10(b)      5/01/2014          1,501
                                                                                                   ----------
                                                                                                        9,430
                                                                                                   ----------
            REITs - DIVERSIFIED (0.2%)
     3,000  WEA Finance, LLC(a)                                         5.40        10/01/2012          3,205
                                                                                                   ----------

            REITs - INDUSTRIAL (0.5%)
     2,000  AMB Property, LP                                            6.30         6/01/2013          2,127
     3,000  ProLogis                                                    5.50         3/01/2013          3,100
     2,000  ProLogis                                                    2.25         4/01/2037          1,882
                                                                                                   ----------
                                                                                                        7,109
                                                                                                   ----------
            REITs - OFFICE (0.5%)
     2,000  Boston Properties, LP                                       6.25         1/15/2013          2,183
     2,000  Duke Realty, LP                                             5.63         8/15/2011          2,084
     2,000  Mack-Cali Realty, LP                                        5.05         4/15/2010          2,009
     1,050  Mack-Cali Realty, LP                                        7.75         2/15/2011          1,104
                                                                                                   ----------
                                                                                                        7,380
                                                                                                   ----------
            REITs - RESIDENTIAL (0.8%)
       878  AvalonBay Communities, Inc.                                 6.63         9/15/2011            937
     2,000  AvalonBay Communities, Inc.                                 5.50         1/15/2012          2,102
     5,000  Camden Property Trust                                       5.88        11/30/2012          5,239
     1,000  ERP Operating, LP                                           6.63         3/15/2012          1,073
     2,000  ERP Operating, LP                                           5.50        10/01/2012          2,107
                                                                                                   ----------
                                                                                                       11,458
                                                                                                   ----------
            REITs - RETAIL (0.9%)
     2,000  Equity One, Inc.                                            6.25        12/15/2014          2,059
     1,000  Kimco Realty Corp.                                          6.00        11/30/2012          1,068
     1,000  Regency Centers, LP                                         6.75         1/15/2012          1,063
     2,615  Simon Property Group, LP                                    7.75         1/20/2011          2,725
     2,000  Simon Property Group, LP                                    5.60         9/01/2011          2,096
     3,000  Weingarten Realty Investors                                 5.26         5/15/2012          3,010
                                                                                                   ----------
                                                                                                       12,021
                                                                                                   ----------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            REITs - SPECIALIZED (0.3%)
  $  1,000  Health Care Property Investors, Inc.                        5.95%        9/15/2011     $    1,051
     2,950  Nationwide Health Properties, Inc.                          6.90        10/01/2037          3,038
                                                                                                   ----------
                                                                                                        4,089
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
     2,255  Sovereign Bank                                              2.07(b)      4/01/2014          2,242
                                                                                                   ----------
            Total Financials                                                                          135,372
                                                                                                   ----------
            GOVERNMENT (0.8%)
            -----------------
            U.S. GOVERNMENT (0.8%)(d)
     5,000  U.S. Central Federal Credit Union                           1.25        10/19/2011          5,032
     5,000  U.S. Central Federal Credit Union                           1.90        10/19/2012          5,048
                                                                                                   ----------
            Total Government                                                                           10,080
                                                                                                   ----------
            HEALTH CARE (1.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
     2,000  Covidien International Finance S.A.                         5.45        10/15/2012          2,202
                                                                                                   ----------
            PHARMACEUTICALS (1.4%)
     2,000  Abbott Laboratories                                         5.15        11/30/2012          2,206
     3,000  Eli Lilly & Co.                                             3.55         3/06/2012          3,142
     1,000  Merck & Co., Inc.                                           1.88         6/30/2011          1,012
     9,400  Pfizer, Inc.(c)                                             4.45         3/15/2012         10,012
     3,000  Roche Holdings, Inc.(a)                                     4.50         3/01/2012          3,197
                                                                                                   ----------
                                                                                                       19,569
                                                                                                   ----------
            Total Health Care                                                                          21,771
                                                                                                   ----------
            INDUSTRIALS (2.8%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
     1,996  BAE Systems Asset Trust(a)                                  6.66         9/15/2013          2,139
     3,000  BAE Systems Holdings, Inc.                                  6.40        12/15/2011          3,201
     2,000  General Dynamics Corp.                                      1.80         7/15/2011          2,031
                                                                                                   ----------
                                                                                                        7,371
                                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.3%)
     2,000  FedEx Corp.                                                 7.38         1/15/2014          2,305
     2,000  United Parcel Service                                       3.88         4/01/2014          2,118
                                                                                                   ----------
                                                                                                        4,423
                                                                                                   ----------
            AIRLINES (0.9%)
       134  Airplanes Pass-Through Trust                                0.61(b)      3/15/2019            126
     2,085  American Airlines, Inc. Pass-Through Trust (INS)            3.86         7/09/2010          2,059
     2,000  Southwest Airlines Co.                                      6.50         3/01/2012          2,139

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  8,615  United Airlines, Inc. Pass-Through Trust                    7.78%        1/01/2014     $    8,588
                                                                                                   ----------
                                                                                                       12,912
                                                                                                   ----------
            BUILDING PRODUCTS (0.2%)
     2,000  CRH America, Inc.                                           5.63         9/30/2011          2,111
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     1,000  Caterpillar Financial Services Corp.                        4.85        12/07/2012          1,085
     3,000  John Deere Capital Corp.                                    5.25        10/01/2012          3,271
     3,000  Paccar, Inc.                                                6.88         2/15/2014          3,453
                                                                                                   ----------
                                                                                                        7,809
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
     1,000  Tyco International Finance                                  8.50        1/15/2019           1,256
                                                                                                   ----------
            RAILROADS (0.2%)
     2,000  Union Pacific Corp.                                         5.13         2/15/2014          2,149
                                                                                                   ----------
            Total Industrials                                                                          38,031
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     1,000  Computer Sciences Corp.                                     5.50         3/15/2013          1,087
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,000  Agilent Technologies, Inc.                                  4.45         9/14/2012          2,108
                                                                                                   ----------
            Total Information Technology                                                                3,195
                                                                                                   ----------
            MATERIALS (0.7%)
            ----------------
            DIVERSIFIED CHEMICALS (0.5%)
     2,000  Chevron Phillips Chemical Co., LLC                          7.00         3/15/2011          2,107
     2,000  Dow Chemical Co.                                            4.85         8/15/2012          2,138
     1,000  E. I. du Pont de Nemours and Co.                            5.00         1/15/2013          1,080
     1,000  E. I. du Pont de Nemours and Co.                            5.00         7/15/2013          1,092
                                                                                                   ----------
                                                                                                        6,417
                                                                                                   ----------
            GOLD (0.1%)
     2,000  Barrick Gold Finance Co., LLC                               6.13         9/15/2013          2,246
                                                                                                   ----------
            STEEL (0.1%)
     1,000  Arcelormittal USA, Inc.                                     6.50         4/15/2014          1,092
                                                                                                   ----------
            Total Materials                                                                             9,755
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (2.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
     2,000  AT&T, Inc.                                                  4.85         2/15/2014          2,165
     5,852  Bellsouth Corp.(c)                                          6.00        10/15/2011          6,332
     4,880  Qwest Corp.                                                 8.88         3/15/2012          5,264

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  5,000  Telecom Italia Capital                                      5.25%       11/15/2013     $    5,345
     1,000  Verizon Communications, Inc.                                5.25         4/15/2013          1,094
                                                                                                   ----------
                                                                                                       20,200
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     2,000  ALLTEL Corp.                                                7.00         7/01/2012          2,236
     5,000  Verizon Wireless Capital                                    3.75         5/20/2011          5,169
     1,000  Verizon Wireless Capital                                    7.38        11/15/2013          1,165
                                                                                                   ----------
                                                                                                        8,570
                                                                                                   ----------
            Total Telecommunication Services                                                           28,770
                                                                                                   ----------
            UTILITIES (5.2%)
            ----------------
            ELECTRIC UTILITIES (3.6%)
     2,000  Allegheny Energy Supply Co., LLC                            7.80         3/15/2011          2,127
     1,000  Appalachian Power Co.                                       5.55         4/01/2011          1,046
       747  Aquila, Inc.                                                7.95         2/01/2011            783
     1,040  Cedar Brakes II, LLC(a)                                     9.88         9/01/2013          1,069
     2,000  Cincinnati Gas & Electric Co.                               5.70         9/15/2012          2,192
     2,000  Commonwealth Edison Co.                                     6.15         3/15/2012          2,186
     1,367  Consumers Energy Co.                                        4.00         5/15/2010          1,379
     2,145  Detroit Edison Co.                                          6.13        10/01/2010          2,222
     2,000  Duke Energy Ohio, Inc.                                      2.10         6/15/2013          2,000
     3,000  Entergy Louisiana Holdings, Inc.                            5.83        11/01/2010          3,007
     2,000  FPL Group Capital, Inc.                                     5.63         9/01/2011          2,131
     3,000  FPL Group Capital, Inc.                                     0.67(b)     11/09/2012          3,017
     2,000  ITC Holdings Corp.(a)                                       5.25         7/15/2013          2,051
     4,825  Nevada Power Co.                                            6.50         4/15/2012          5,207
     1,000  Northeast Utilities                                         5.65         6/01/2013          1,056
     2,000  Northern States Power Co.                                   8.00         8/28/2012          2,317
       536  Oglethorpe Power Corp.                                      6.97         6/30/2011            541
     2,000  PacifiCorp                                                  6.90        11/15/2011          2,198
     2,000  Pepco Holdings, Inc.                                        4.00         5/15/2010          2,015
       459  Power Contract Financing, LLC(a)                            6.26         2/01/2010            459
     7,000  Southern Co.                                                0.65(b)     10/21/2011          7,041
     4,000  UtiliCorp Canada Finance Corp.                              7.75         6/15/2011          4,252
                                                                                                   ----------
                                                                                                       50,296
                                                                                                   ----------
            GAS UTILITIES (0.3%)
     2,000  AGL Capital Corp.                                           7.13         1/14/2011          2,108
     1,000  Consolidated Natural Gas Co.                                5.00         3/01/2014          1,071
     1,000  ONEOK Partners, LP                                          5.90         4/01/2012          1,077
                                                                                                   ----------
                                                                                                        4,256
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            MULTI-UTILITIES (1.3%)
  $  3,605  Black Hills Corp.                                           6.50%        5/15/2013     $    3,869
     2,000  CenterPoint Energy Houston Electric, LLC                    5.70         3/15/2013          2,163
     2,000  CenterPoint Energy Houston Electric, LLC                    7.00         3/01/2014          2,316
     1,000  CenterPoint Energy, Inc.                                    7.25         9/01/2010          1,030
     1,000  Dominion Resources, Inc.                                    8.88         1/15/2019          1,270
     1,000  Energy East Corp.                                           6.75         6/15/2012          1,114
     2,000  Nisource Finance Corp.                                      7.88        11/15/2010          2,098
     1,000  Puget Sound Energy, Inc.                                    6.75         1/15/2016          1,108
     2,252  TECO Finance, Inc.                                          7.00         5/01/2012          2,443
                                                                                                   ----------
                                                                                                       17,411
                                                                                                   ----------
            Total Utilities                                                                            71,963
                                                                                                   ----------
            Total Corporate Obligations (cost: $399,943)                                              419,243
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (3.9%)

            ENERGY (0.7%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
     5,000  BP Capital Markets plc(c)                                   3.13         3/10/2012          5,196
     2,000  Husky Energy, Inc.                                          5.90         6/15/2014          2,204
     1,551  PEMEX Finance Ltd.                                          9.03         2/15/2011          1,596
                                                                                                   ----------
                                                                                                        8,996
                                                                                                   ----------
            OIL & GAS DRILLING (0.0%)
       268  Delek & Avner-Yam Tethys Ltd.(a)                            1.38(b)      8/01/2013            267
                                                                                                   ----------
            Total Energy                                                                                9,263
                                                                                                   ----------

            FINANCIALS (2.3%)
            -----------------
            DIVERSIFIED BANKS (1.4%)
     2,000  Barclays Bank plc(a)                                        7.38                 -(e)       1,910
     5,000  BBVA US Senior SA Uniper(a)                                 0.44(b)      5/24/2011          4,999
     5,000  Commonwealth Bank Australia(a)                              0.58(b)     11/04/2011          5,001
     2,000  Den Norske Bank ASA(a)                                      7.73                 -(e)       1,921
     1,000  HSBC Capital Funding, LP(a)                                 9.55                 -(e)       1,020
     3,000  Mizuho Financial Group, Inc.                                8.38                 -(e)       3,023
     1,000  Royal Bank of Scotland Group plc                            9.12                 -(e)         860
                                                                                                   ----------
                                                                                                       18,734
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
     1,500  UBS Preferred Funding Trust II                              7.25                 -(e)       1,427
                                                                                                   ----------

            INVESTMENT BANKING & BROKERAGE (0.2%)
     2,000  Credit Suisse Group, AG                                     5.50         5/01/2014          2,188
                                                                                                   ----------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            MULTI-LINE INSURANCE (0.1%)
  $  2,000  ING Capital Funding Trust III                               8.44%                -(e)  $    1,830
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     2,000  ZFS Finance USA Trust I(a)                                  6.15        12/15/2065          1,930
                                                                                                   ----------
            REGIONAL BANKS (0.4%)
     5,000  Canadian Imperial Bank(a),(f)                               2.00         2/04/2013          5,018
                                                                                                   ----------
            Total Financials                                                                           31,127
                                                                                                   ----------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
     2,000  Siemens Finance(a)                                          5.50         2/16/2012          2,168
                                                                                                   ----------
            MATERIALS (0.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.2%)
     3,030  Xstrata Finance Canada(a)                                   5.50        11/16/2011          3,211
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,148  Agrium, Inc.                                                8.25         2/15/2011          1,236
                                                                                                   ----------
            Total Materials                                                                             4,447
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     6,000  British Telecommunications plc(c)                           9.13        12/15/2010          6,433
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $52,740)                                    53,438
                                                                                                   ----------
            ASSET-BACKED SECURITIES (22.7%)

            FINANCIALS (22.7%)
            ------------------
            ASSET-BACKED FINANCING (22.7%)
       201  Aerco Ltd.(a)                                               0.75(b)      7/15/2025            181
     4,000  AESOP Funding II, LLC(a)                                    0.45(b)      3/20/2012          3,879
     4,000  AESOP Funding II, LLC                                       5.68         2/20/2013          4,189
     2,000  AESOP Funding II, LLC(a)                                    9.31        10/20/2013          2,255
     2,000  American Express Credit Account Master Trust                0.51(b)     12/15/2013          1,967
     2,500  American Express Credit Account Master Trust                0.50(b)      9/15/2014          2,431
       527  AmeriCredit Automobile Receivables Trust                    1.98(b)      1/12/2012            527
     1,000  AmeriCredit Automobile Receivables Trust                    2.21         1/15/2014          1,003
    10,000  AmeriCredit Automobile Receivables Trust                    6.96        10/14/2014         10,667
     1,726  AmeriCredit Automobile Receivables Trust                    2.90        12/15/2014          1,732
     3,235  Aviation Capital Group Trust (INS)(a)                       0.93(b)      9/20/2033          2,178
     2,000  Banc of America Securities Auto Trust                       5.51         2/19/2013          2,003
     4,000  Bank of America Auto Trust(a)                               5.73         1/20/2013          4,237
     5,000  Bank of America Auto Trust(a)                               3.52         6/15/2016          5,218

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  2,500  Bank of America Auto Trust(a)                               3.03%       10/15/2016     $    2,577
     4,000  Bank of America Credit Card Trust                           4.72         5/15/2013          4,139
     3,000  Bank of America Credit Card Trust                           0.52         6/15/2014          2,893
     2,500  Bank of America Securities Auto Trust(a)                    2.13         9/15/2013          2,540
     5,000  Bank One Issuance Trust                                     4.77         2/16/2016          5,171
     5,000  Bank One Issuance Trust                                     1.03(b)      2/15/2017          4,754
     2,000  Cabela's Credit Card Master Note Trust(a)                   5.26        10/15/2014          2,111
       613  Capital One Auto Finance Trust (INS)                        4.71         6/15/2012            616
     1,722  Capital One Auto Finance Trust                              0.26(b)      5/15/2013          1,702
       750  Capital One Auto Finance Trust                              0.26(b)      4/15/2014            729
     6,699  Capital One Multi-Asset Execution Trust                     0.63(b)      2/15/2013          6,681
     3,637  Capital One Multi-Asset Execution Trust                     6.00         8/15/2013          3,743
     3,000  Capital One Multi-Asset Execution Trust                     3.20         4/15/2014          3,093
     2,020  Capital One Multi-Asset Execution Trust                     0.53(b)      6/16/2014          1,975
     6,000  Carmax Auto Owner Trust                                     1.74         4/15/2014          6,030
       725  Caterpillar Financial Asset Trust                           5.34         6/25/2012            737
     2,000  Caterpillar Financial Asset Trust                           4.94         4/25/2014          2,044
     2,670  CenterPoint Energy Transition Bond Co., LLC                 4.19         2/01/2020          2,847
     2,275  Chase Issuance Trust                                        2.40         6/17/2013          2,321
     5,000  Citi Financial Auto Issuance Trust                          2.59        10/15/2013          5,050
     5,000  Citi Financial Auto Issuance Trust(a)                       3.15         8/15/2016          5,037
     1,300  Citibank Credit Card Issuance Trust                         6.95         2/18/2014          1,402
     4,000  Citibank Credit Card Issuance Trust                         4.40         6/20/2014          4,259
     8,000  Citibank Credit Card Issuance Trust                         6.30         6/20/2014          8,556
     2,000  CNH Equipment Trust                                         5.28        11/15/2012          2,095
    10,000  CPS Auto Receivables Trust (INS)                            6.48         7/15/2013         10,335
    10,000  Credit Acceptance Auto Loan Trust(a)                        3.96        11/15/2016         10,149
       964  E*Trade RV and Marine Trust                                 3.62        10/08/2018            970
     3,000  Fifth Third Auto Trust                                      4.81         1/15/2013          3,125
     2,000  Ford Credit Auto Owner Trust                                1.98(b)      4/15/2013          2,047
     3,000  Ford Credit Auto Owner Trust                                2.98         8/15/2014          3,089
     4,000  Ford Credit Auto Owner Trust                                2.42        11/15/2014          4,001
     2,216  GE Capital Commercial Mortgage Corp.                        4.87         7/10/2039          2,229
       600  GE Capital Credit Card Master Note Trust                    0.40(b)      3/15/2013            600
     1,000  GE Capital Credit Card Master Note Trust                    0.50(b)      3/15/2013          1,000
     1,000  GE Capital Credit Card Master Note Trust                    0.24(b)      6/15/2013            998
     1,000  GE Capital Credit Card Master Note Trust                    0.53(b)      6/15/2013            984
     3,000  GE Capital Credit Card Master Note Trust                    2.54         9/15/2014          3,043
     1,000  GE Capital Credit Card Master Note Trust                    0.27(b)      3/15/2015            977
     5,000  GE Capital Credit Card Master Note Trust(a)                 5.39        11/15/2017          5,014
       678  GE Equipment Midticket, LLC                                 0.26(b)     10/15/2012            676
     3,416  GE Equipment Midticket, LLC                                 0.38(b)      9/15/2017          3,259
     5,000  GE Equipment Midticket, LLC                                 3.13        11/16/2020          5,073

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  5,000  GE Equipment Small Ticket, LLC(a)                           1.92%        7/15/2016     $    5,031
     3,792  GMAC Commercial Mortgage Securities, Inc.                   6.96         9/15/2035          3,892
       500  Hertz Vehicle Financing, LLC(a)                             5.01         2/25/2011            501
     5,000  Hertz Vehicle Financing, LLC(a)                             5.08        11/25/2011          5,103
     1,000  Hertz Vehicle Financing, LLC(a)                             5.08        11/25/2011          1,021
     5,000  Hertz Vehicle Financing, LLC(a)                             4.26         3/25/2014          5,134
     2,000  Honda Auto Receivables Owner Trust                          5.57        11/21/2013          2,079
     3,000  Honda Auto Receivables Owner Trust                          4.43         7/15/2015          3,183
     1,236  HSBC Automotive Trust                                       4.94        11/19/2012          1,243
     1,575  HSBC Automotive Trust                                       5.33        11/17/2013          1,640
     2,500  HSBC Private Label Credit Card Master Note Trust            0.25(b)     12/16/2013          2,499
    10,000  HSBC Private Label Credit Card Master Note Trust            0.34(b)     12/16/2013          9,994
     2,685  Huntington Auto Trust(a)                                    4.81         4/16/2012          2,749
     3,000  Huntington Auto Trust                                       3.94         6/17/2013          3,096
     3,000  Huntington Auto Trust(a)                                    5.73         1/15/2014          3,251
     4,000  Hyundai Auto Receivables Trust                              2.03         8/15/2013          4,060
     2,000  Hyundai Auto Receivables Trust                              5.48        11/17/2014          2,144
     5,000  John Deere Owner Trust                                      1.57        10/15/2013          5,029
     4,291  John Deere Owner Trust                                      5.07         4/15/2014          4,396
     5,000  John Deere Owner Trust                                      3.96         5/16/2016          5,248
     2,092  Long Beach Acceptance Auto Receivables Trust                5.50         5/15/2013          2,127
     2,000  MBNA Master Credit Card Note Trust                          6.80         7/15/2014          2,141
     7,000  MMAF Equipment Finance, LLC(a)                              2.37        11/15/2013          7,004
     3,000  MMAF Equipment Finance, LLC(a)                              3.51         1/15/2030          3,002
     5,000  Nissan Auto Receivables Owner Trust                         4.28         6/16/2014          5,221
     2,000  Nissan Auto Receivables Owner Trust                         5.05        11/17/2014          2,122
     7,318  Prestige Auto Receivables Trust "A"(a)                      5.67         4/15/2017          7,322
    10,500  Rental Car Finance Corp.(a)                                 0.37         7/25/2013          9,419
     2,500  SLM Student Loan Trust                                      0.61(b)     12/15/2023          2,204
     6,278  SLM Student Loan Trust                                      0.63(b)      1/27/2025          5,236
     1,250  SLM Student Loan Trust                                      0.45(b)     10/27/2025          1,016
     1,847  SLM Student Loan Trust                                      0.80(b)     10/25/2038          1,606
        13  Triad Automobile Receivables Owners Trust                   5.26        11/14/2011             14
       900  USXL Funding, LLC (INS)(a)                                  5.38         4/15/2014            900
     3,000  Volkswagen Auto Loan Enhanced Trust                         6.24         7/20/2015          3,344
     2,000  Wachovia Auto Owner Trust                                   4.81         9/20/2012          2,057
     1,294  Wachovia Auto Owner Trust                                   5.49         4/22/2013          1,352
     2,000  Wachovia Auto Owner Trust                                   5.35         3/20/2014          2,128
                                                                                                   ----------
            Total Financials                                                                          312,646
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $301,845)                                            312,646
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            COMMERCIAL MORTGAGE SECURITIES (21.2%)

            FINANCIALS (21.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (20.5%)
  $  3,000  Banc of America Commercial Mortgage, Inc.                   6.02%        3/10/2013     $    3,109
     1,064  Banc of America Commercial Mortgage, Inc.                   6.33         5/11/2035          1,084
     2,000  Banc of America Commercial Mortgage, Inc.                   4.65         9/11/2036          2,042
     6,361  Banc of America Commercial Mortgage, Inc.                   4.05        11/10/2038          6,336
     3,025  Banc of America Commercial Mortgage, Inc.                   4.56        11/10/2041          3,047
     5,000  Banc of America Commercial Mortgage, Inc.                   4.50         7/10/2042          5,076
     5,100  Banc of America Commercial Mortgage, Inc.                   5.04        11/10/2042          5,159
     4,590  Banc of America Commercial Mortgage, Inc.                   4.16        12/10/2042          4,606
     3,674  Banc of America Commercial Mortgage, Inc.                   4.50         7/10/2043          3,704
     1,000  Banc of America Commercial Mortgage, Inc.                   4.62         7/10/2043            996
     5,557  Banc of America Commercial Mortgage, Inc.                   4.78         7/10/2043          5,649
     2,278  Banc of America Commercial Mortgage, Inc.                   4.76         7/10/2045          2,294
     3,000  Banc of America Commercial Mortgage, Inc.                   5.15         7/10/2045          3,058
     1,500  Banc of America Commercial Mortgage, Inc.                   5.17         9/10/2047          1,504
     6,300  Banc of America Commercial Mortgage, Inc.                   5.32         9/10/2047          6,370
     3,935  Bear Stearns Commercial Mortgage Securities, Inc.           4.24         8/13/2039          3,899
     1,061  Bear Stearns Commercial Mortgage Securities, Inc.           4.00         3/13/2040          1,074
     2,221  Bear Stearns Commercial Mortgage Securities, Inc.           4.95         2/11/2041          2,298
     3,000  Chase Commercial Mortgage Securities Corp.                  7.73         1/15/2032          3,002
        53  Chase Commercial Mortgage Securities Corp.                  7.76         4/15/2032             53
     4,058  Chase Commercial Mortgage Securities Corp.                  7.32        10/15/2032          4,149
     2,050  Citigroup Commercial Mortgage Trust                         4.38        10/15/2041          2,057
       873  Commercial Mortgage Asset Trust                             6.64         1/17/2032            873
     1,000  Commercial Mortgage Asset Trust                             7.64        11/17/2032            961
     2,466  Commercial Mortgage Asset Trust                             4.63         5/10/2043          2,456
     2,000  Commercial Mortgage Trust                                   4.58        10/15/2037          1,925
     1,994  Commercial Mortgage Trust(a)                                5.65         3/03/2041          1,464
     5,100  Commercial Mortgage Trust                                   5.22         7/15/2044          5,159
     2,418  Credit Suisse First Boston Mortgage Securities Corp.        6.51         2/15/2034          2,494
     1,000  Credit Suisse First Boston Mortgage Securities Corp.(a)     5.78        12/15/2035            860
     1,000  Credit Suisse First Boston Mortgage Securities Corp.        4.92         4/15/2037            780
     4,389  Credit Suisse First Boston Mortgage Securities Corp.        4.51         7/15/2037          4,397
     1,561  Credit Suisse First Boston Mortgage Securities Corp.        4.18        11/15/2037          1,562
     1,106  Credit Suisse First Boston Mortgage Securities Corp.        3.38         5/15/2038          1,107
     1,320  Credit Suisse First Boston Mortgage Securities Corp.        5.10         8/15/2038          1,349
       456  Credit Suisse First Boston Mortgage Securities Corp.(c)     3.88        10/15/2039            453
     5,000  Credit Suisse First Boston Mortgage Securities Corp.        5.21        12/15/2040          5,057
       702  Credit Suisse First Boston Mortgage Securities Corp.        7.55         4/15/2062            708
     1,623  Deutsche Mortgage & Asset Receiving Corp.                   7.50         6/15/2031          1,727
     3,000  First Union National Bank Commercial Mortgage Trust         6.22        12/12/2033          3,141

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $    465  G-Force, LLC(a)                                             4.39%        8/22/2036     $      447
       236  GE Commercial Mortgage Corp.                                4.17         7/10/2037            238
     4,985  GE Commercial Mortgage Corp.                                4.86         7/10/2045          4,964
     3,675  GE Commercial Mortgage Corp.                                5.31        11/10/2045          3,718
     1,800  GE Commercial Mortgage Corp.                                5.34        11/10/2045          1,835
     4,558  GE Commercial Mortgage Corp.                                4.35         6/10/2048          4,623
     3,516  GMAC Commercial Mortgage Securities, Inc.                   7.53         9/15/2033          3,409
     2,000  GMAC Commercial Mortgage Securities, Inc.                   6.50         5/15/2035          2,010
     3,000  GMAC Commercial Mortgage Securities, Inc.                   4.65         4/10/2040          3,048
     2,000  GMAC Commercial Mortgage Securities, Inc.                   4.75         5/10/2043          1,759
     3,878  Greenwich Capital Commercial Funding Corp.                  4.31         8/10/2042          3,900
     1,349  GS Mortgage Securities Corp. II(a)                          6.04         8/15/2018          1,342
     1,000  GS Mortgage Securities Corp. II                             4.96         8/10/2038            999
     1,000  GS Mortgage Securities Corp. II                             5.53         8/10/2038            665
     3,410  GS Mortgage Securities Corp. II(a)                          4.48         7/10/2039          3,396
     2,570  GS Mortgage Securities Corp. II                             4.30         1/10/2040          2,625
     3,762  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.85         8/15/2042          3,737
       369  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          6.24         4/15/2035            373
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.82         9/12/2037          4,040
     4,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.87        10/15/2042          4,351
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.49         4/15/2043          2,104
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                       5.79         6/12/2043          4,188
       960  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.20        12/15/2044            964
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.87         4/15/2045          2,063
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.52         5/12/2045          3,077
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          5.37         5/15/2045          3,144
     4,028  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.63         3/15/2046          4,038
     1,725  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                          4.87         3/15/2046          1,711
     2,000  LB-UBS Commercial Mortgage Trust(a)                         6.83         7/14/2016          2,048
        17  LB-UBS Commercial Mortgage Trust                            6.27         6/15/2020             17
       868  LB-UBS Commercial Mortgage Trust                            4.56         9/15/2026            882
     2,270  LB-UBS Commercial Mortgage Trust                            4.56         9/15/2027          2,296

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  2,070  LB-UBS Commercial Mortgage Trust                            3.97%        3/15/2029     $    2,028
     6,000  LB-UBS Commercial Mortgage Trust                            5.07         6/15/2029          5,988
     3,000  LB-UBS Commercial Mortgage Trust                            4.55         8/15/2029          3,017
     5,400  LB-UBS Commercial Mortgage Trust                            4.51        12/15/2029          5,301
     3,045  LB-UBS Commercial Mortgage Trust                            4.82         4/15/2030          3,041
     2,000  LB-UBS Commercial Mortgage Trust                            5.00         4/15/2030          2,014
     4,940  LB-UBS Commercial Mortgage Trust                            4.65         7/15/2030          4,944
     5,000  LB-UBS Commercial Mortgage Trust                            5.10        11/15/2030          5,030
     1,121  LB-UBS Commercial Mortgage Trust                            5.02         2/15/2031          1,134
     1,500  Merrill Lynch Mortgage Trust                                5.10         7/12/2038          1,008
     4,690  Merrill Lynch Mortgage Trust                                4.17         8/12/2039          4,724
     1,827  Merrill Lynch Mortgage Trust                                4.35         2/12/2042          1,791
     2,583  Merrill Lynch Mortgage Trust                                4.81         9/12/2042          2,584
     2,992  Merrill Lynch Mortgage Trust                                4.56         6/12/2043          3,006
     3,000  Merrill Lynch-Countrywide Commercial Mortgage Trust         5.38         7/12/2046          2,976
     2,310  Morgan Stanley Capital I, Inc.                              4.90         6/15/2040          2,301
     2,000  Morgan Stanley Capital I, Inc.                              4.73         6/12/2047          2,002
     3,100  Morgan Stanley Dean Witter Capital I, Inc.                  7.49         2/23/2034          3,283
     2,712  Morgan Stanley Dean Witter Capital I, Inc.                  6.51         4/15/2034          2,855
       898  Morgan Stanley Dean Witter Capital I, Inc.(a)               5.13         5/24/2043            836
     2,000  Mortgage Capital Funding, Inc.                              7.08         6/18/2030          1,988
     2,000  PNC Mortgage Acceptance Corp.                               7.50        10/12/2033          2,020
     2,000  Prudential Securities Secured Financing Corp.               6.76         6/16/2031          2,023
       614  Salomon Brothers Mortgage Securities VII, Inc.              7.46         7/18/2033            615
     1,931  Salomon Brothers Mortgage Securities VII, Inc.              4.47         3/18/2036          2,008
     2,000  SBA Trust(a)                                                5.45        11/15/2036          2,081
     3,012  Structured Asset Securities Corp.                           7.15        10/12/2034          3,084
       248  Trizechahn Office Properties Trust(a)                       6.09         5/15/2016            256
     3,003  Wachovia Bank Commercial Mortgage Trust                     4.78         3/15/2042          2,998
     5,527  Wachovia Bank Commercial Mortgage Trust                     4.66         4/15/2042          5,565
     5,080  Wachovia Bank Commercial Mortgage Trust                     5.24         7/15/2042          5,100
       902  Wachovia Bank Commercial Mortgage Trust                     5.68         5/15/2043            910
     2,000  Wachovia Bank Commercial Mortgage Trust                     5.17        10/15/2044          2,096
     7,000  Wachovia Bank Commercial Mortgage Trust                     5.50        10/15/2048          7,116
                                                                                                   ----------
                                                                                                      282,773
                                                                                                   ----------
            ESCROWED BONDS (0.3%)
     1,313  GS Mortgage Securities Corp. II(a)                          6.21         2/14/2016          1,367
     3,000  GS Mortgage Securities Corp. II(a)                          6.77         5/03/2018          3,146
                                                                                                   ----------
                                                                                                        4,513
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
    40,645  Credit Suisse First Boston Mortgage
              Securities Corp., acquired 2/26/2004
              and 8/30/2004; cost $1,819(a),(g)                         0.95         1/15/2037            413

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  6,736  Credit Suisse First Boston Mortgage
              Securities Corp., acquired 6/17/2003
              and 8/04/2005; cost $594(a),(g)                           1.69%        5/15/2038     $       43
    35,852  J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 8/05/2009;
              cost $466(a),(g)                                          0.70         1/12/2037            412
    62,097  LB-UBS Commercial Mortgage Trust,
              acquired 8/05/2009; cost $944(a),(g)                      1.05         3/15/2036            674
   130,064  LB-UBS Commercial Mortgage Trust,
              acquired 7/10/2009; cost $1,687(a),(g)                    0.73        10/15/2036          1,585
    38,729  LB-UBS Commercial Mortgage Trust,
              acquired 5/20/2003 and 12/14/2007;
              cost $1,225(a),(g)                                        1.04         2/15/2037            138
    49,559  Morgan Stanley Capital I, Inc.,
              acquired 5/09/2008; cost $1,175(a),(g)                    0.87         4/15/2038            672
    48,060  Morgan Stanley Capital I, Inc.,
              acquired 5/09/2008; cost $1,265(a),(g)                    0.88         1/13/2041          1,079
                                                                                                   ----------
                                                                                                        5,016
                                                                                                   ----------
            Total Financials                                                                          292,302
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $288,560)                                     292,302
                                                                                                   ----------
            U.S. GOVERNMENT AGENCY ISSUES (13.6%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
     2,000  Freddie Mac(+)                                              4.50         1/15/2029          2,105
                                                                                                   ----------
            DEBENTURES (0.7%)
     5,000  Fannie Mae(+)(c)                                            1.38         4/28/2011          5,051
     4,000  Fannie Mae(+)                                               1.88         4/20/2012          4,069
                                                                                                   ----------
                                                                                                        9,120
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     3,952  Government National Mortgage Assn.                          1.75%(b)     7/16/2010             48
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (8.2%)
     8,331  Fannie Mae(+)                                               4.50         5/01/2023          8,691
     3,985  Fannie Mae(+)                                               4.50         2/01/2024          4,153
     3,168  Fannie Mae(+)                                               5.00        12/01/2021          3,359
     7,986  Fannie Mae(+)                                               5.00         6/01/2023          8,445
     4,950  Fannie Mae(+)                                               5.00         9/01/2023          5,235
    16,394  Fannie Mae(+)                                               5.00         2/01/2024         17,336
     4,633  Fannie Mae(+)                                               5.50        12/01/2020          4,986
     3,441  Fannie Mae(+)                                               5.50         2/01/2023          3,682
     9,922  Fannie Mae(+)                                               5.50         6/01/2023         10,627
     4,538  Fannie Mae(+)                                               5.50         9/01/2023          4,857
     8,840  Fannie Mae(+)                                               5.50         6/01/2024          9,467

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

  $  5,241  Fannie Mae(+)                                               6.00%       10/01/2022     $    5,645
     6,668  Fannie Mae(+)                                               6.00         1/01/2023          7,182
     3,620  Fannie Mae(+)                                               6.00         1/01/2023          3,899
     3,940  Fannie Mae(+)                                               6.00         7/01/2023          4,242
     2,896  Freddie Mac(+)                                              3.90(b)      4/01/2035          2,990
     2,824  Freddie Mac(+)                                              5.00         5/01/2020          3,003
     1,645  Freddie Mac(+)                                              5.00         9/01/2020          1,750
       944  Freddie Mac(+)                                              5.50        11/01/2018          1,014
     2,704  Freddie Mac(+)                                              5.50         4/01/2021          2,899
                                                                                                   ----------
                                                                                                      113,462
                                                                                                   ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.5%)(h)
     2,000  Bank of America Corp. (INS)                                 3.13         6/15/2012          2,089
     3,000  Citbank, N.A. (INS)                                         1.63         3/30/2011          3,037
    10,000  Citibank N.A. (INS)                                         1.25        11/15/2011         10,067
    10,000  Citigroup Funding, Inc. (INS)                               1.88        11/15/2012         10,084
     3,000  Citigroup, Inc. (INS)                                       0.31(b)      5/07/2012          3,007
     3,000  Citigroup, Inc. (INS)                                       1.38         5/05/2011          3,028
     3,000  General Electric Capital Corp. (INS)                        2.13        12/21/2012          3,044
    10,000  GMAC, Inc. (INS)                                            1.75        10/30/2012         10,046
     1,000  MetLife, Inc. (INS)                                         0.57(b)      6/29/2012          1,009
     2,000  PNC Funding Corp. (INS)                                     0.45(b)      4/01/2012          2,012
     5,000  PNC Funding Corp. (INS)                                     0.53(b)      6/22/2011          5,024
     2,000  Sovereign Bank (INS)                                        2.75         1/17/2012          2,066
     3,000  State Street Corp. (INS)                                    1.85         3/15/2011          3,045
     5,000  Western Corp. Federal Credit Union (INS)                    1.75        11/02/2012          5,031
                                                                                                   ----------
                                                                                                       62,589
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $180,933)                                      187,324
                                                                                                   ----------
            MUNICIPAL BONDS (4.4%)

            AIRPORT/PORT (0.3%)
       880  Cleveland (INS)                                             5.24         1/01/2017            889
     2,745  College Park Georgia (INS)                                  5.66         1/01/2012          2,855
       500  Metropolitan Nashville Airport Auth. (INS)(f)               2.25         7/01/2012            502
       500  Metropolitan Nashville Airport Auth. (INS)(f)               3.73         7/01/2014            504
                                                                                                   ----------
                                                                                                        4,750
                                                                                                   ----------
            APPROPRIATED DEBT (0.3%)
     1,000  Commonwealth Finance Auth.                                  3.38         6/01/2013          1,033
     2,000  Commonwealth Finance Auth.                                  4.18         6/01/2015          2,085
       950  Reeves County (INS)                                         5.75         3/01/2012            949
                                                                                                   ----------
                                                                                                        4,067
                                                                                                   ----------
            BUILDINGS (0.2%)
     3,000  Rhode Island EDC                                            3.78         5/15/2012          3,096
                                                                                                   ----------

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            COMMUNITY SERVICE (0.1%)
  $  1,500  American National Red Cross                                 5.36%       11/15/2011     $    1,539
                                                                                                   ----------
            ELECTRIC UTILITIES (0.8%)
     2,000  Air Quality Dev. Auth.                                      4.75         8/01/2029          2,050
     2,000  American Municipal Power, Inc.                              3.62         2/15/2013          2,072
     3,000  American Municipal Power, Inc.                              3.82         2/15/2014          3,063
     2,000  Maricopa County                                             5.50         5/01/2029          2,096
     1,605  Mississippi Dev. Bank (INS)                                 5.24         7/01/2011          1,637
                                                                                                   ----------
                                                                                                       10,918
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.2%)
     1,750  Energy Northwest                                            5.23         7/01/2011          1,855
       700  Pedernales Electric Cooperative, Inc. (INS)(a)              4.09        11/15/2012            708
                                                                                                   ----------
                                                                                                        2,563
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     2,000  Amelia County IDA                                           4.80         4/01/2027          2,006
     2,000  Gloucester County                                           3.38(b)     12/01/2029          2,018
     1,750  Miami Dade County                                           2.00(b)     12/01/2018          1,751
     1,600  Yavapai County IDA                                          4.00         6/01/2027          1,606
                                                                                                   ----------
                                                                                                        7,381
                                                                                                   ----------
            GENERAL OBLIGATION (0.9%)
    10,000  California                                                  3.00         5/25/2010         10,063
     2,000  California                                                  5.65         4/01/2039          2,083
                                                                                                   ----------
                                                                                                       12,146
                                                                                                   ----------
            MISCELLANEOUS (0.4%)
     5,000  Statewide Communities Dev. Auth.                            5.00         6/15/2013          5,352
                                                                                                   ----------
            NURSING/CCRC (0.2%)
     2,000  Waco Health Facilities Dev. Corp. (INS)                     5.27         2/01/2016          2,100
                                                                                                   ----------
            SALES TAX (0.4%)
     5,000  Louisiana                                                   3.00(b)      5/01/2043          5,056
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
       710  City and County of San Francisco Redevelopment
              Financing Auth. (INS)                                     5.62         8/01/2016            721
     1,000  New York State Housing Finance Agency                       5.19         9/15/2011          1,073
                                                                                                   ----------
                                                                                                        1,794
                                                                                                   ----------
            Total Municipal Bonds (cost: $59,479)                                                      60,762
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENTS (3.4%)

            VARIABLE-RATE DEMAND NOTES (2.6%)

            FINANCIALS (0.7%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.7%)
  $  9,330  Wake County Housing Auth. (LOC - SunTrust Bank)             0.40%       12/01/2033     $    9,330
                                                                                                   ----------
            HEALTH CARE (0.3%)
            ------------------
            HEALTH CARE FACILITIES (0.3%)
     3,260  Albany IDA (LOC - RBS Citizens, N.A.)                       1.15         5/01/2035          3,260
                                                                                                   ----------
            MUNICIPAL BONDS (1.2%)
            ----------------------
            HOSPITAL (0.7%)
    10,000  Johnson City Health and Educational
              Facilities Board (LOC - Regions Bank)                     1.45         7/01/2033         10,000
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.5%)
     6,975  Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                                 0.30         3/01/2036          6,975
                                                                                                   ----------
            Total Municipal Bonds                                                                      16,975
                                                                                                   ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
     6,000  Gulf Coast IDA                                              2.15         5/01/2039          6,000
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                           35,565
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------

            MONEY MARKET FUNDS (0.8%)
11,730,880  State Street Institutional Liquid Reserve Fund, 0.13%(i)                                   11,731
                                                                                                   ----------
            Total Money Market Instruments (cost: $47,296)                                             47,296
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $1,330,796)                                                   $1,373,011
                                                                                                   ==========

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                                 FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------

Bonds:
  Corporate Obligations                       $     -           $  419,243              $-     $  419,243
  Eurodollar and Yankee Obligations                 -               53,438               -         53,438
  Asset-Backed Securities                           -              312,646               -        312,646
  Commercial Mortgage Securities                    -              292,302               -        292,302
  U.S. Government Agency Issues                     -              187,324               -        187,324
  Municipal Bonds                                   -               60,762               -         60,762
Money Market Instruments:
  Variable-Rate Demand Notes                        -               35,565               -         35,565
  Money Market Funds                           11,731                    -               -         11,731
---------------------------------------------------------------------------------------------------------
Total                                         $11,731           $1,361,280              $-     $1,373,011
---------------------------------------------------------------------------------------------------------

Reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                                                                  ASSET-BACKED SECURITIES
---------------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                                                       $ 1,008
Net realized gain (loss)                                                                                -
Change in net unrealized appreciation/depreciation                                                    152
Net purchases (sales)                                                                               1,095
Transfers in and/or out of Level 3                                                                 (2,255)
---------------------------------------------------------------------------------------------------------
Balance as of January 31, 2010                                                                    $     -
---------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the
  U.S. capital markets.

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.
  This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDC    Economic Development Corp.
  IDA    Industrial Development Authority/Agency
  REIT   Real estate investment trust

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
         Ltd., Assured Guaranty Municipal

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

         Corp., Federal Deposit Insurance Corp., Financial Guaranty Insurance
         Co., MBIA Insurance Corp., or National Public Finance Guarantee Corp.
         Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LOC)  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by USAA Investment Management
      Company (the Manager) under liquidity guidelines approved by the Board of
      Trustees, unless otherwise noted as illiquid.

  (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
      January 31, 2010.

  (c) At January 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (d) U.S. government agency issues - mortgage-backed securities issued by
      Government National Mortgage Association (GNMA) and certain other U.S.
      government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

     (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

     (f) At January 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $6,024,000.

     (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2010, was $5,016,000, which represented 0.4%
         of the Fund's net assets.

     (h) Other U.S. government guaranteed securities - The FDIC Temporary
         Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

     (i) Rate represents the money market fund annualized seven-day yield at
         January 31, 2010.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,330,796)            $1,373,011
   Cash                                                                              533
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                             19
         Nonaffiliated transactions                                                5,419
      Interest                                                                     9,884
      Securities sold                                                                 20
                                                                              ----------
         Total assets                                                          1,389,886
                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                        11,317
      Capital shares redeemed:
         Affiliated transactions (Note 7)                                              2
         Nonaffiliated transactions                                                1,062
      Dividends on capital shares                                                    198
   Accrued management fees                                                           307
   Accrued transfer agent's fees                                                      54
   Other accrued expenses and payables                                                30
                                                                              ----------
         Total liabilities                                                        12,970
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,376,916
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,381,704
   Accumulated undistributed net investment income                                     1
   Accumulated net realized loss on investments                                  (47,004)
   Net unrealized appreciation of investments                                     42,215
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,376,916
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,327,791/145,423 shares outstanding)       $     9.13
                                                                              ==========
      Institutional Shares (net assets of $49,125/5,380 shares outstanding)   $     9.13
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $27,225
                                                                        -------
EXPENSES
   Management fees                                                        1,598
   Administration and servicing fees:
      Fund Shares                                                           846
      Institutional Shares                                                   10
   Transfer agent's fees:
      Fund Shares                                                           977
      Institutional Shares                                                   10
   Custody and accounting fees:
      Fund Shares                                                           106
      Institutional Shares                                                    4
   Postage:
      Fund Shares                                                            29
   Shareholder reporting fees:
      Fund Shares                                                            18
   Trustees' fees                                                             5
   Registration fees:
      Fund Shares                                                            45
      Institutional Shares                                                    1
   Professional fees                                                         31
   Other                                                                     10
                                                                        -------
         Total expenses                                                   3,690
   Transfer agent's fees reimbursed (Note 6D):
      Fund Shares                                                          (128)
                                                                        -------
         Net expenses                                                     3,562
                                                                        -------
NET INVESTMENT INCOME                                                    23,663
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain                                                       458
    Change in net unrealized appreciation/depreciation                   28,977
                                                                        -------
         Net realized and unrealized gain                                29,435
                                                                        -------
    Increase in net assets resulting from operations                    $53,098
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                   1/31/2010      7/31/2009
-------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                          $   23,663       $ 35,944
   Net realized gain (loss) on investments                               458         (2,976)
   Change in net unrealized appreciation/depreciation
      of investments                                                  28,977         18,207
                                                                  -------------------------
      Increase in net assets resulting from operations                53,098         51,175
                                                                  -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (22,813)       (35,289)
      Institutional Shares*                                             (849)          (655)
                                                                  -------------------------
      Distributions to shareholders                                  (23,662)       (35,944)
                                                                  -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       396,785        236,744
   Institutional Shares*                                              21,985         25,336
                                                                  -------------------------
         Total net increase in net assets from capital
             share transactions                                      418,770        262,080
                                                                  -------------------------
   Capital contribution from USAA Transfer
         Agency Company:
         Fund Shares                                                       -              1
                                                                  -------------------------
   Net increase in net assets                                        448,206        277,312
                                                                  -------------------------

NET ASSETS
   Beginning of period                                               928,710        651,398
                                                                  -------------------------
   End of period                                                  $1,376,916       $928,710
                                                                  =========================
Accumulated undistributed net investment income:
   End of period                                                  $        1       $      -
                                                                  =========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Short-Term Bond Fund (the Fund), which is classified as diversified under the
1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has two classes of shares: Short-Term Bond Fund Shares (Fund Shares)
and Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public.
The Target Funds are managed by USAA Investment Management Company (the
Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
      Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
      Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
      indications as to values from dealers in securities; and general market conditions.

   2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
      Valuing these securities at fair value is intended to

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

      cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices
   (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $5,999,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the
   Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

    these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $2,800, which represents 2.6% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of $45,760,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between
2010 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                            CAPITAL LOSS CARRYOVERS
                     --------------------------------------
                     EXPIRES                      BALANCE
                     -------                    -----------
                      2010                      $ 2,084,000
                      2011                       39,474,000
                      2012                        1,083,000
                      2014                        1,383,000
                      2015                          461,000
                      2017                        1,275,000
                                                -----------
                                     Total      $45,760,000
                                                ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$549,083,000 and $146,626,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $47,900,000 and $5,685,000, respectively, resulting in net unrealized appreciation of $42,215,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                     SIX-MONTH PERIOD               YEAR ENDED
                                     ENDED 1/31/2010                 7/31/2009
-------------------------------------------------------------------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                  ---------------------------------------------------

FUND SHARES:
Shares sold                        58,436      $ 528,019        53,018      $ 453,919
Shares issued from reinvested
  dividends                         2,387         21,611         3,844         32,907
Shares redeemed                   (16,899)      (152,845)      (29,298)      (250,082)
                                  ---------------------------------------------------
Net increase from capital
  share transactions               43,924      $ 396,785        27,564      $ 236,744
                                  ===================================================
INSTITUTIONAL SHARES
  (INITIATED ON AUGUST 1, 2008):
Shares sold                         2,817      $  25,454         3,347      $  28,755
Shares issued from reinvested
  dividends                            94            849            76            655
Shares redeemed                      (473)        (4,318)         (481)        (4,074)
                                  ---------------------------------------------------
Net increase from capital
  share transactions                2,438      $  21,985         2,942      $  25,336
                                  ===================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(6) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
    Short Investment Grade Bond Funds Index over the performance period. The
    Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade
    Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                +/- 0.04%
    +/- 0.51% to 1.00%                +/- 0.05%
    +/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,598,000, which included a performance adjustment for the Fund Shares and Institutional
    Shares of $194,000 and $2,000, respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were 0.03% and 0.01%, respectively.

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $846,000 and $10,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $25,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

C.  EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional shares to 0.41% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.
    For the six-month period ended January 31, 2010, the Institutional Shares did not incur any reimbursable expenses.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the
    Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and
    Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $977,000 and $10,000, respectively.

    During the six-month period ended January 31, 2010, SAS reimbursed the Fund
    Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts.

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $19,000 and a payable for capital shares redeemed of
$2,000 for the Target Funds'

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

purchases and redemptions of Institutional Shares. As of January 31, 2010, the
Target Funds owned the following percent of the total outstanding shares of the
Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.5%
USAA Target Retirement 2020 Fund                                        2.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                      COST TO     NET REALIZED
SELLER                          PURCHASER            PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA High-Yield
 Opportunities Fund     USAA Short-Term Bond Fund   $36,304,000    $3,386,000
USAA Intermediate-Term
 Bond Fund              USAA Short-Term Bond Fund     2,050,000        50,000

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements, are issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                            -------------------------------------------------------------------------------------
                                  2010             2009         2008          2007            2006           2005
                            -------------------------------------------------------------------------------------

Net asset value at
  beginning of period       $     8.89         $   8.81     $   8.85      $   8.80        $   8.87       $   8.98
                            -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .19              .43          .41           .40             .36            .30
  Net realized and
    unrealized gain (loss)         .24              .08         (.04)          .05            (.07)          (.11)
                            -------------------------------------------------------------------------------------
Total from investment
  operations                       .43              .51          .37           .45             .29            .19
                            -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.19)            (.43)        (.41)         (.40)           (.36)          (.30)
                            -------------------------------------------------------------------------------------
Net asset value at
  end of period             $     9.13         $   8.89     $   8.81      $   8.85        $   8.80       $   8.87
                            =====================================================================================
Total return (%)*                 4.83(b)          6.11         4.26          5.18(a)         3.36           2.19
Net assets at
  end of period (000)       $1,327,791         $902,546     $651,398      $515,684        $439,343       $425,137
Ratios to average
  net assets:**
  Expenses (%)(c)                  .64(b),(d)       .72          .69           .69(a)          .69            .56
  Net investment
    income (%)                    4.03(d)          5.04         4.63          4.50            3.94           3.06
Portfolio turnover (%)              13               31           33            37              51             42

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $1,121,812,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) During the period ended January 31, 2010, SAS reimbursed the Fund Shares
    $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED      PERIOD ENDED
                                                JANUARY 31,        JULY 31,
                                                   2010             2009***
                                               ------------------------------

Net asset value at beginning of period           $  8.89            $  8.81
                                                 --------------------------
Income from investment operations:
  Net investment income                              .20                .45
  Net realized and unrealized gain                   .24                .08
                                                 --------------------------
Total from investment operations                     .44                .53
                                                 --------------------------
Less distributions from:
  Net investment income                             (.20)              (.45)
                                                 --------------------------
Net asset value at end of period                 $  9.13            $  8.89
                                                 ==========================
Total return (%)*                                   4.94               6.40
Net assets at end of period (000)                $49,125            $26,164
Ratios to average net assets:**(a)
  Expenses (%)(b)                                    .39                .39
  Net investment income (%)                         4.23               5.39
Portfolio turnover (%)                                13                 31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $39,854,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         AUGUST 1, 2009 -
                                   AUGUST 1, 2009       JANUARY 31, 2010       JANUARY 31, 2010
                                   ------------------------------------------------------------

FUND SHARES
Actual                                $1,000.00             $1,048.30               $3.20

Hypothetical
 (5% return before expenses)           1,000.00              1,022.08                3.16

INSTITUTIONAL SHARES
Actual                                 1,000.00              1,049.40                2.01

Hypothetical
 (5% return before expenses)           1,000.00              1,023.24                1.99

* Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares and 0.39% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.83% for Fund Shares and 4.94% for Institutional Shares for
  the six-month period of August 1, 2009, through January 31, 2010.

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
         (8722)                       or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

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    ============================================================================
    23426-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    MARCH 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 1, 2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    MARCH 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.